Schedule of share based payment reserve (Details)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 19, 2025 USD ($) shares	Jun. 19, 2025 SGD ($) shares	May 19, 2025 USD ($) shares	May 19, 2025 SGD ($) shares	Apr. 19, 2025 USD ($) shares	Apr. 19, 2025 SGD ($) shares	Mar. 19, 2025 USD ($) shares	Mar. 19, 2025 SGD ($) shares	Jun. 30, 2024 shares
Notes and other explanatory information [abstract]
Sharebased payment reserve	$ 76,605	$ 100,000	$ 19,465	$ 25,000	$ 19,321	$ 25,000	$ 19,064	$ 25,000	$ 18,755	$ 25,000
Sharebased payment reserve, Price per share			2.67	2.67	2.37	2.37	4.45	4.45	4.04	4.04
Sharebased payment reserve, shares	24,368	24,368	7,290	7,290	8,152	8,152	4,284	4,284	4,642	4,642